Stockholders' Equity (Tables)	12 Months Ended
Jan. 03, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Non-Vested Restricted Shares and Restricted Stock Units Activity
A summary of all non-vested restricted shares and restricted stock units activity for the year ended January 3, 2021, is as follows:

	Non-Vested Shares		Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Outstanding at December 29, 2019	355,605	$15.47	176,362	$9.42
Granted	868,151	9.22	—	—
Vested/Released	(179,805)	15.22	(747)	32.44
Forfeited	(52,275)	11.86	(25,030)	8.33
Outstanding at January 3, 2021	991,676	$10.26	150,585	$9.49

Restricted Stock Units Subject to Market Conditions Assumptions	The assumptions used to value grant restricted stock units subject to market conditions are detailed below:

	2019	2018
	Non-CEO Grant	Non-CEO Grant
Grant date stock price	$14.66	$18.70
Fair value at grant date	$1.76	$6.96
Risk free interest rate	2.53%	2.40%
Expected term (in years)	2	3
Dividend yield	—%	—%
Expected volatility	43.18%	41.49%